Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07660

The Massachusetts Health & Education Tax-Exempt Trust
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
-----------------------------------------------------------------------
(Address of Principal Executive Offices)

Alan R. Dynner
The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
-----------------------------------------------------------------------
(Name and Address of Agent for Services)

(617) 482-8260
-----------------------------------------------------------------------
(Registrant's Telephone Number)

December 31, 2003
Date of Fiscal Year End

June 30, 2003
Date of Reporting Period

------------------------------------------------------------------------------

Item 1. Reports to Stockholders

[EATON VANCE LOGO]

[PHOTO: Wall of Educational Institution]

Semiannual Report June 30, 2003

[PHOTO: Highway]

THE
MASSACHUSETTS
HEALTH &
EDUCATION
TAX-EXEMPT
TRUST

[PHOTO: Boston, MA Skyline]

Important Notice Regarding Delivery
of Shareholder Documents

The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

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From time to time mutual funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.
--------------------------------------------------------------------------

The Massachusetts Health & Education Tax-Exempt Trust as of June 30, 2003

LETTER TO SHAREHOLDERS

[PHOTO WITH CAPTION "Thomas J. Fetter, President and Trustee"]

In our shareholder reports, we refer frequently to "quality spreads" and their important role in bond analysis. However, while followed closely by bond analysts and portfolio managers, this aspect of municipal bond investing is generally overlooked by individual investors. As part of our continuing educational series, we thought it might be instructive to discuss quality spreads and why they constitute a key variable for investors in the municipal bond market.

Quality spreads: compensation for added credit risk...

The term "quality spread" refers to the difference in yields between bonds of varying quality but similar maturities. A bond rated BBB, for example, should have a higher yield than an insured bond rated AAA because investors who buy lower-quality bonds anticipate being paid for accepting a higher level of credit risk. That risk premium comes in the form of higher yields. Spreads are typically stated in basis points, or 1/100's of a percentage point. Thus, a bond yielding 5.00% trades at a spread of 100 basis points (1.00%) over a bond that yields 4.00%.

Spread fluctuations are influenced by a variety of factors...

Spreads fluctuate with changes in market conditions, with many factors influencing spread relationships. The quality and type of bond are primary factors. For example, an insured general obligation rated AAA - with no credit risk -- will trade at a significantly lower yield than a BBB-rated industrial bond, which has a significantly higher credit risk. Naturally, a bond's price will respond to changes that may impact -- for better or worse -- the underlying fundamentals of an issuer. Remember, bond yields move in the opposite direction of bond prices.

Another factor that influences spreads is supply. Assuming stable demand, spreads are likely to widen if the supply for a specific issuer increases, as the market must now digest a larger volume of bonds. Similarly, if supply declines, spreads may narrow, as investors may be willing to pay more for a credit that is increasingly scarce.

Finally, quality spreads may fluctuate with changes in the overall economy. For example, spreads tend to narrow as the economy strengthens and the revenue outlook improves. On the other hand, as the economy slows or enters recession, spreads tend to widen, as investors become increasingly worried about the direction of the economy and its impact on bonds with higher credit risk.

Spreads constitute a key factor in investment decisions...

Quality spreads have a profound influence on the investment decisions of municipal bond portfolio managers. The widening of spreads may suggest a developing opportunity. If spreads have widened appreciably, the investor may detect an unusual opportunity in a lower-quality, higher-yielding bond. Conversely, if lower-quality bonds have significantly outperformed high-quality bonds over a period, the resulting narrowing of spreads may signal the need for caution. This "spread compression" may prompt portfolio managers to upgrade their portfolios with higher-quality bonds because they are no longer being adequately compensated for the risk of owning lower-quality bonds.

While quality spreads are a key metric for municipal bond investors, they represent just one of many factors considered in establishing a diversified bond portfolio. At Eaton Vance, we realize that complex markets require intensive research, a need that emphasizes once again the value of experienced, professional portfolio management.

Sincerely,

/s/ THOMAS J. FETTER

Thomas J. Fetter
President
August 6, 2003

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Shares of the Trust are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested. Yield will change.
-----------------------------------------------------------------------

The views expressed in this report are those of the portfolio manager and other Trust officers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and Eaton Vance Management disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions are based on many factors, may not be relied on as an indication of trading intent on behalf of any fund.

The Massachusetts Health & Education Tax-Exempt Trust as of June 30, 2003

MANAGEMENT DISCUSSION

The U.S. economy, which has slumped badly in recent years, remained sluggish in the first half of 2003, although there were sporadic signs of improvement. A continued decline in interest rates to their lowest level in 45 years helped fuel rallies in the financial markets. The conclusion of official hostilities in Iraq and the passage of a Tax Bill gave investors added confidence. Capital spending remained well below past recovery rates, although some businesses indicated that they were starting to commit new investment toward equipment.

While there were signs of spotty growth, the overall economy failed to gain traction...

The manufacturing sector turned in a mixed showing, characterized by weak demand. The auto and textile areas registered declines, while construction and defense-related manufacturing were fairly strong. Boosted by the lowest mortgage rates in a decade, the construction sector was fairly strong. Growth was limited to the residential segment, however, as commercial investment continued to slump. Consumer spending remained lackluster, despite a modest rebound in retail activity following the end of official hostilities in Iraq. However, retail sales were below the levels of a year earlier.

The Federal Reserve maintained an accommodative monetary policy...

Gross Domestic Product expanded 1.4% in the first quarter of 2003, followed by a 2.4% rise in the second quarter. As the economy struggled, businesses reported more layoffs in response to still-weak demand. The nation's unemployment rate climbed to 6.4% in June 2003, the highest monthly jobless rate since July 1994. Not surprisingly, inflation has remained quite tame. In fact, many economists have pointed to de-flation as a more worrisome threat. In that environment, the Federal Reserve has maintained an accommodative monetary posture. The Federal Funds rate -- a key short-term interest rate barometer -- stood at 1.00%, at June 30, 2003. Ten-year Treasury bond yields -- which were 5.04% at June 30, 2002 -- declined to 3.49% by June 30, 2003, in response to the tepid economy. The sharp decline in rates was greeted warmly by investors wary of the volatile equity markets, although the market gave back some ground as the period came to a close in June. The Lehman Brothers Municipal Bond Index had a total return of 3.81% for the six months ended June 30, 2003.1

While Federal tax rates have fallen, state taxes have been on the rise...

While interest rates remain near historical lows, the likelihood of a sharp increase in rates in the near term is fairly remote. Core inflation -- the major nemesis of the bond market -- has been dealt a blow by a weak economy and, importantly, by the longer-term influence of global competition. Meanwhile, the rationale for tax-exempt income remains intact. Even as Federal tax rates have been reduced, state governments -- most of which have constitutional mandates to balance their budgets -- have enacted property and income tax increases to make up for revenue shortfalls. As a result, we believe that municipal bonds will continue to merit a place in the investment portfolios of tax-conscious investors.


Trust Information
as of June 30, 2003

Performance 2
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Average Annual Total Returns (by share price, American Stock Exchange)
-----------------------------------------------------------------------
One Year                                                          8.49%
Five Years                                                        7.30
Life of Fund (7/23/93)                                            5.78

Average Annual Total Returns (by net asset value)
-----------------------------------------------------------------------
One Year                                                         11.30%
Five Years                                                        6.11
Life of Fund (7/23/93)                                            6.00


Five Largest Categories 3
-----------------------------------------------------------------------
[The bar chart provides a breakdown by sector of the five largest categories:
Education 39.9%, Insured Hospitals* 21.6%, Escrowed 15.4%, Hospitals 15.0% and Insured Education* 5.7%]


1 It is not possible to invest directly in an Index.

2 Returns are historical and are calculated by determining the percentage change in net asset value or share price with all distributions reinvested.

3 Five Largest Categories account for 97.6% of the Trust's net assets applicable to common shares, determined by dividing the total market value of the holdings by the net assets applicable to common shares of the Trust. Categories are subject to change.

* Private insurance does not remove the risk of loss of principal associated with this investment due to changes in market conditions.

  Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Yield will vary.

The Massachusetts Health & Education Tax-Exempt Trust as of June 30, 2003

MANAGEMENT DISCUSSION

[PHOTO WITH CAPTION "Robert B. MacIntosh, Portfolio Manager"]

Management Discussion
-----------------------------------------------------------------------
* The Massachusetts economy struggled in early 2003. Manufacturing of consumer durables was especially weak, while slow technology sales reflected slow capital spending. Temporary staffing showed some growth, as weary employers opted for outsourcing. The Commonwealth's June 2003 unemployment rate was 5.6%, lower than the national rate, but above the 5.3% rate of a year ago.

* Education bonds constituted the Trust's largest sector weighting at June 30, 2003 and contributed to the Trust's performance, providing excellent quality in an uncertain economic climate. The Trust's holdings included issues for some of the Commonwealth's leading private colleges and universities.

* The Trust made an additional purchase in the hospital sector, focusing on institutions with improving fundamentals and finances. With the industry in flux, some hospitals have managed to maintain or increase market share, benefiting from strategies that highlight in-demand specialties, such as cardiac care, cancer treatment, dialysis or rehabilitation services.

* Escrowed bonds once again constituted a significant investment for the Trust. Pre-refunded and backed by Treasury bonds, escrowed issues typically provide above-average coupons, are deemed very high quality and are especially valued by investors in a weak credit environment.

* The Trust generally avoided obligations of the Commonwealth, which may be subject to downgrades of credit ratings. In addition, management took advantage of strong retail demand to sell selected coupons and adjust the overall coupon structure of the Trust.

* Management adjusted coupon structure throughout the period to reflect the sharp decrease in interest rates. In addition, as the rate decline increased call risk, management emphasized non-callable bonds and bonds with favorable call characteristics. The calling of older, higher-coupon bonds has made call protection an important consideration for investors.

The Trust
-----------------------------------------------------------------------
Performance for the Past Six Months

* Based on share price (traded on the American Stock Exchange), the Trust had a total return of 12.98% for the six months ended June 30, 2003. That return was the result of an increase in share price from $13.48 on December 31, 2002 to $14.80 on June 30, 2003, and the
  reinvestment of $0.401 in regular monthly dividends.

* Based on net asset value, the Trust had a total return of 5.30% for the six months ended June 30, 2003. That return was the result of an increase in net asset value from $13.76 on December 31, 2002 to $14.08 on June 30, 2003, and the reinvestment of all distributions.

* Based on most recent dividend and a share price of $14.80, the Trust had a market yield of 5.59% at June 30, 2003.1 The Trust's market yield is equivalent to a taxable yield of 9.08%.2

* On June 30, 2003, the Trust's share price on the American Stock
  Exchange traded at a 5.1% premium to its underlying net asset value.


Rating Distribution 3
-----------------------------------------------------------------------
By total investments

[The pie chart provides a breakdown of total investments by quality weightings as follows: AAA 39.1%, AA 11.0%, A 11.9%, BBB 21.0%, BB 1.1% and Non-Rated 15.9%.]


Trust Overview 3
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Number of Issues                            49
Average Maturity                    22.1 Years
Effective Maturity                   7.9 Years
Average Rating                              A+
Average Call                         6.4 Years
Average Dollar Price                   $105.89


1 The Trust's market yield is calculated by dividing the most recent dividend per share by the share price at the end of the period and annualizing the result.

2 Taxable-equivalent yield assumes maximum 38.45% combined federal and state income tax rate. A lower rate would result in a lower tax-equivalent figure.

3 Because the Trust is actively managed, Rating Distribution and Trust
  Overview statistics are subject to change.

* Private insurance does not remove the risk of loss of principal associated with insured investments due to changes in market conditions.

  Past performance is no guarantee of future results. Investment return and market price will fluctuate so that shares, when sold, may be worth more or less than their original cost.


The Massachusetts Health & Education Tax-Exempt Trust as of June 30, 2003

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments -- 129.0%


Ratings (Unaudited)             Principal
-----------------------------      Amount
                     Standard      (000's
Moody's              & Poor's    Omitted)    Security                                               Value
---------------------------------------------------------------------------------------------------------
Education -- 39.9%
---------------------------------------------------------------------------------------------------------
NR                   A             $1,100    Massachusetts DFA, Belmont Hill School,
                                             5.00%, 9/1/31                                   $  1,124,134
A3                   BBB+           1,500    Massachusetts DFA, Boston University,
                                             5.45%, 5/15/59                                     1,572,690
Aa1                  AAA              400    Massachusetts DFA, Deerfield Academy,
                                             5.00%, 10/1/33                                       419,000
NR                   BBB              500    Massachusetts DFA, Massachusetts College of
                                             Pharmacy and Health Sciences,
                                             5.75%, 7/1/33                                        503,035
Baa2                 BBB              400    Massachusetts DFA, Suffolk University,
                                             5.75%, 7/1/19                                        418,684
NR                   BBB              600    Massachusetts DFA, Western New England
                                             College, 5.875%, 12/1/22                             616,674
NR                   BBB              540    Massachusetts DFA, Wheeler School,
                                             6.50%, 12/1/29                                       578,551
Baa2                 NR               250    Massachusetts DFA, Xaverian Brothers
                                             High School, 5.65%, 7/1/29                           256,630
Aa3                  AA-            1,500    Massachusetts HEFA, Boston College,
                                             4.75%, 6/1/31                                      1,515,750
Aaa                  AAA            1,800    Massachusetts HEFA, Harvard University,
                                             5.125%, 7/15/37                                    1,892,610
NR                   NR             1,480    Massachusetts HEFA, Wheaton College,
                                             6.00%, 1/1/18 (5)                                  1,604,853
Baa1                 BBB            2,110    Massachusetts IFA, Springfield College,
                                             5.625%, 9/15/10                                    2,158,509
Ba1                  NR               400    Massachusetts IFA, Wentworth Institute of
                                             Technology, 5.75%, 10/1/28                           413,384
---------------------------------------------------------------------------------------------------------
                                                                                             $ 13,074,504
---------------------------------------------------------------------------------------------------------
Escrowed -- 15.4%
---------------------------------------------------------------------------------------------------------
NR                   NR            $1,775    Massachusetts HEFA, Atlanticare Medical
                                             Center, 8.00%, 12/01/13,
                                             Prerefunded to 12/1/03 (5)                      $  1,839,468
Aaa                  AA+            1,500    Massachusetts HEFA, Daughters of Charity,
                                             6.10%, 7/1/14,
                                             Prerefunded to 7/1/06                              1,598,835
Aa2                  NR             1,000    Massachusetts HEFA, Youville House,
                                             6.25%, 2/15/41,
                                             Prerefunded to 2/15/07                             1,177,110
Aaa                  A              1,000    Rail Connections Inc., MA, (ACA),
                                             0.00%, 7/1/20,
                                             Prerefunded to 7/1/09                                427,250
---------------------------------------------------------------------------------------------------------
                                                                                             $  5,042,663
---------------------------------------------------------------------------------------------------------
Health Care -- 1.2%
---------------------------------------------------------------------------------------------------------
NR                   NR            $  425    Massachusetts DFA, MCHSP,
                                             6.60%, 8/15/29                                  $    389,538
---------------------------------------------------------------------------------------------------------
Hospitals -- 15.0%
---------------------------------------------------------------------------------------------------------
A1                   A+            $1,000    Massachusetts HEFA, Baystate Medical
                                             Center, 5.75%, 7/1/33                           $  1,046,090
NR                   BBB+             350    Massachusetts HEFA, Berkshire Healthcare,
                                             6.25%, 10/1/31                                       365,754
Baa3                 BBB              400    Massachusetts HEFA, Caritas Christi
                                             Obligation Group, 6.25%, 7/1/22                      384,043
NR                   A-               800    Massachusetts HEFA, Covenant Health,
                                             6.00%, 7/1/22                                        852,104
NR                   A-               400    Massachusetts HEFA, Covenant Health,
                                             6.00%, 7/1/31                                        422,796
Baa2                 BBB-             750    Massachusetts HEFA, Milford-Whitinsville,
                                             6.35%, 7/15/32                                       783,533
Aa3                  AA-            1,000    Massachusetts HEFA, Partners Healthcare,
                                             5.75%, 7/1/32                                      1,068,410
---------------------------------------------------------------------------------------------------------
                                                                                             $  4,922,730
---------------------------------------------------------------------------------------------------------
Industrial Development Revenue -- 4.6%
---------------------------------------------------------------------------------------------------------
Baa1                 BBB           $1,500    Massachusetts IFA, General Motors,
                                             5.55%, 4/1/09                                   $  1,502,295
---------------------------------------------------------------------------------------------------------
Insured Education -- 5.7%
---------------------------------------------------------------------------------------------------------
Aaa                  AAA           $  230    Massachusetts HEFA, University of
                                             Massachusetts Amherst, (FGIC),
                                             5.125%, 10/1/34                                 $    242,940
Aaa                  AAA              650    Massachusetts HEFA, Brandeis
                                             University, (MBIA), 4.75%, 10/1/28                   660,283
Aaa                  AAA              825    Massachusetts State College Building
                                             Authority, (XLCA), 5.50%, 5/1/39                     961,867
--------------------------------------------------------------------------------------------------------
                                                                                             $  1,865,090
---------------------------------------------------------------------------------------------------------
Insured Hospitals -- 21.6%
---------------------------------------------------------------------------------------------------------
Aaa                  AAA           $1,225    Massachusetts HEFA, Addison Gilbert
                                             Hospital, (MBIA), 5.75%, 7/1/23                 $  1,252,746
Aaa                  AAA              800    Massachusetts HEFA, Baystate Medical
                                             Center, (FSA), 6.00%, 7/1/26                         894,376
Aaa                  AAA            1,000    Massachusetts HEFA, Berkshire Health
                                             System, (MBIA), 6.00%, 10/1/19                     1,092,050
Aaa                  AAA            1,250    Massachusetts HEFA, Dana Farber Cancer
                                             Institute, (FGIC), 6.00%, 12/1/10                  1,298,962
Aaa                  AAA              500    Massachusetts HEFA, Mt. Auburn Hospital,
                                             (MBIA), 6.25%, 8/15/14                               532,180
Aaa                  AAA              500    Massachusetts HEFA, New England Medical
                                             Center, (FGIC), 5.00%, 5/15/22                       517,915
Aaa                  AAA            1,000    Massachusetts HEFA, North Shore Medical
                                             Center, (MBIA), 5.625%, 7/1/14                     1,051,910
NR                   AAA              395    Massachusetts HEFA, Valley Regional Health
                                             System, (CLEE), 5.75%, 7/1/18                        415,382
---------------------------------------------------------------------------------------------------------
                                                                                             $  7,055,521
---------------------------------------------------------------------------------------------------------
Insured Public Power -- 2.4%
---------------------------------------------------------------------------------------------------------
Aaa                  NR            $  500    Puerto Rico Electric Power Authority, (MBIA),
                                             Variable Rate, 13.96%, 7/1/16(7)(8)             $    786,110
---------------------------------------------------------------------------------------------------------
Insured Special Tax -- 4.7%
---------------------------------------------------------------------------------------------------------
NR                   NR            $1,000    Puerto Rico IFA, (AMBAC), Variable Rate,
                                             8.81%, 7/1/07(6)(7)                             $  1,074,350
NR                   AAA              420    Puerto Rico IFA, (AMBAC), Variable Rate,
                                             11.73%, 7/1/28(8)                                    466,843
---------------------------------------------------------------------------------------------------------
                                                                                             $  1,541,193
---------------------------------------------------------------------------------------------------------
Insured Water & Sewer -- 3.4%
---------------------------------------------------------------------------------------------------------
Aaa                  AAA           $1,000    Massachusetts Water Resources Authority,
                                             (FGIC), 5.75%, 8/1/39                           $  1,125,110
---------------------------------------------------------------------------------------------------------
Life Care -- 3.7%
---------------------------------------------------------------------------------------------------------
NR                   BBB-          $  855    Massachusetts DFA, Edgecombe Project,
                                             6.75%, 7/1/21                                   $    885,994
NR                   NR               340    Massachusetts IFA, Forge Hill, 6.75%,
                                             4/1/30                                               324,999
---------------------------------------------------------------------------------------------------------
                                                                                             $  1,210,993
---------------------------------------------------------------------------------------------------------
Miscellaneous -- 4.2%
---------------------------------------------------------------------------------------------------------
Ba2                  BB            $  495    Massachusetts HEFA, Learning Center
                                             for the Deaf, 6.125%, 7/1/29                    $    460,231
NR                   AAA              700    Puerto Rico IFA, Variable Rate,
                                             14.35%, 10/1/34(7)(8)                                921,137
---------------------------------------------------------------------------------------------------------
                                                                                             $  1,381,368
---------------------------------------------------------------------------------------------------------
Nursing Home -- 4.5%
---------------------------------------------------------------------------------------------------------
NR                   NR            $  255    Massachusetts DFA, Odd Fellows,
                                             6.25%, 1/1/15                                   $    238,532
NR                   NR               500    Massachusetts HEFA, Christopher House,
                                             6.875%, 1/1/29                                       490,865
NR                   NR               750    Massachusetts IFA, Age Institute of
                                             Massachusetts, 8.05%, 11/1/25                        755,745
---------------------------------------------------------------------------------------------------------
                                                                                             $  1,485,142
---------------------------------------------------------------------------------------------------------
Transportation -- 2.7%
---------------------------------------------------------------------------------------------------------
NR                   AA-           $  830    Massachusetts Bay Transportation Authority,
                                             Variable Rate, 8.74%, 3/1/27(6)(7)              $    874,795
---------------------------------------------------------------------------------------------------------
Total Tax-Exempt Investments -- 129.0%
  (identified cost $39,345,453)                                                              $ 42,257,052
---------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.5%                                                       $    490,852
---------------------------------------------------------------------------------------------------------
Auction Preferred Shares
  Plus Accumulated
  Unpaid Dividends -- (30.5%)                                                                $(10,000,707)
---------------------------------------------------------------------------------------------------------
Net Assets -- 100%                                                                           $ 32,747,197
---------------------------------------------------------------------------------------------------------

Notes to Portfolio:

(1) Portfolio Overview (Unaudited):

    Number of Issues                                          49
    Average Maturity (Years)                             22.1 yrs
    Effective Maturity (Years)                            7.9 yrs
    Average Call (Years)                                  6.4 yrs
    Duration (Years)                                      4.6 yrs
    Average Rating                                             A+

(2) Health and Educational Obligors -- At June 30, 2003, the Trust held securities issued by health and educational obligors with a value of $35,079,162 (representing 83.0% of total investments).

(3) Insured Investments -- The Trust invests primarily in debt securities issued by the Commonwealth of Massachusetts and its municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2003, 30.3% of total investments is backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The Trust's insured securities by financial institution are as follows:

                                                                         Percentage
                                                                           of Total
                                                             Value      Investments
-----------------------------------------------------------------------------------
Municipal Bond Insurance Association (MBIA)             $5,375,279            12.7%
Financial Guaranty Insurance Company (FGIC)              3,184,927             7.5%
AMBAC Financial Group Inc. (AMBAC)                       1,541,193             3.7%
XL Capital Assurance (XLCA)                                961,867             2.3%
Financial Security Assurance Incorporated (FSA)            894,376             2.1%
American Capital Access (ACA)                              427,250             1.0%
College Construction Loan Insurance Corporation (CLEE)     415,382             1.0%
-----------------------------------------------------------------------------------
  Total Insured Securities                             $12,800,274            30.3%
-----------------------------------------------------------------------------------



(4) Summary of Ratings (Unaudited):
                                                                         Percentage
                                             Number                        of Total
Ratings                                   of Issues          Value      Investments
-----------------------------------------------------------------------------------
AAA/Aaa                                          19    $16,557,506            39.1%
AA/Aa                                             4      4,636,065            11.0%
A/A                                               5      5,017,814            11.9%
BBB/Baa                                          12      8,867,086            21.0%
BB/Ba                                             1        460,231             1.1%
NR                                                8      6,718,350            15.9%
-----------------------------------------------------------------------------------
Total                                            49    $42,257,052           100.0%
-----------------------------------------------------------------------------------

The ratings indicated are the most recent Moody's and Standard & Poor's ratings believed to be available at June 30, 2003. NR indicates no rating is available for the security. Ratings are generally ascribed to securities at time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no responsibility to do so, and the ratings indicated do not necessarily represent ratings the agencies would ascribe to these securities at June 30, 2003.

(5) Private Placement Securities -- Information relating to the initial acquisition and market valuation of private placement securities is presented below:

                                                                         Percentage
                                                                      of Net Assets
                                       Acquisition                    Applicable to
                                              Cost           Value    Common Shares
-----------------------------------------------------------------------------------
Massachusetts HEFA,
  Atlanticare Medical Center "AMC"
  (acquired 12/15/93)                   $1,776,464      $1,839,468             5.6%
Massachusetts HEFA, Wheaton College
  (acquired 1/12/98)                     1,480,000       1,604,853             4.9%
-----------------------------------------------------------------------------------
Total                                                   $3,444,321            10.5%
-----------------------------------------------------------------------------------

AMC has no publicly offered securities of the same class as the private placement security held by the Trust. Wheaton College has outstanding publicly offered securities of the same class as the private placement security held by the Trust. The Trust will bear the costs, if any, relating to the disposition of the private placement securities, including costs associated with registering the securities under the Securities Act of 1933, if necessary.

(6) Security has been issued as an inverse floater bond.

(7) Security exempt from registration under Rule 144A of the Securities
    Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(8) Security has been issued as a leveraged inverse floater.

The accompanying notes are an integral part of these financial statements.



The Massachusetts Health & Education Tax-Exempt Trust as of June 30, 2003

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2003

Assets
----------------------------------------------------------------------------------------------------
Total Investments, at value (identified cost, $39,345,453)                               $42,257,052
Interest receivable                                                                          850,738
Other assets                                                                                   2,473
----------------------------------------------------------------------------------------------------
Total assets                                                                             $43,110,263
----------------------------------------------------------------------------------------------------

Liabilities
----------------------------------------------------------------------------------------------------
Due to bank                                                                              $   339,450
Accrued expenses and other liabilities                                                        22,909
----------------------------------------------------------------------------------------------------
Total liabilities                                                                            362,359
----------------------------------------------------------------------------------------------------
Net assets applicable to Auction Preferred Shares, $0.01 par value;
  400 shares authorized, 200 shares issued and outstanding at $50,000
  per share liquidation preference plus cumulative unpaid dividends                      $10,000,707
----------------------------------------------------------------------------------------------------
Net Assets applicable to common shares                                                   $32,747,197
----------------------------------------------------------------------------------------------------

Sources of Net Assets:
----------------------------------------------------------------------------------------------------
Common Shares, $0.01 par value; unlimited number of shares
  authorized, 2,325,087 shares issued and outstanding                                    $    23,251
Additional paid-in capital                                                                30,547,908
Accumulated net realized loss from investment transactions                                (1,396,184)
Undistributed net investment income                                                          660,623
Unrealized appreciation of investments                                                     2,911,599
----------------------------------------------------------------------------------------------------
Net Assets applicable to common shares                                                   $32,747,197
----------------------------------------------------------------------------------------------------

Net Asset Value Per Common Share
($ 32,747,197 divided by 2,325,087
  common shares issued and outstanding)                                                  $     14.08
----------------------------------------------------------------------------------------------------




Statement of Operations

For the Six Months Ended
June 30, 2003

Investment Income
----------------------------------------------------------------------------------------------------
Interest income                                                                           $1,263,377
----------------------------------------------------------------------------------------------------

Expenses
----------------------------------------------------------------------------------------------------
Investment advisory fee                                                                   $   73,846
Administration fee                                                                            31,462
Trustees' fees                                                                                12,397
Custodian and transfer agent fees                                                             24,741
Legal and accounting services                                                                 15,830
Preferred share remarketing agent fee                                                         10,637
Printing and postage                                                                           6,939
Preferred shares auction agent fees                                                            2,480
Miscellaneous                                                                                  4,882
----------------------------------------------------------------------------------------------------
Total operating expenses                                                                  $  183,214
----------------------------------------------------------------------------------------------------
Net investment income                                                                     $1,080,163
----------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
on Investments
----------------------------------------------------------------------------------------------------
Net realized gain from investment transactions                                                 8,344
Net change in unrealized appreciation of investments                                         630,704
----------------------------------------------------------------------------------------------------
Net gain on investments                                                                   $  639,048
----------------------------------------------------------------------------------------------------
Distributions to preferred shareholders                                                   $  (44,813)
----------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations
  applicable to common shares                                                             $1,674,398
----------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.



The Massachusetts Health & Education Tax-Exempt Trust as of June 30, 2003

FINANCIAL STATEMENTS Cont'd

Statements of Changes in Net Assets
----------------------------------------------------------------------------------------------------
                                                  Six Months Ended
Increase (Decrease)                                  June 30, 2003                        Year Ended
in Net Assets                                           (Unaudited)                December 31, 2002
----------------------------------------------------------------------------------------------------
From operations:
  Net investment income                                $ 1,080,163                       $ 2,192,143
  Net realized gain                                          8,344                            63,983
  Net change in unrealized appreciation                    630,704                           910,312
  Distributions to preferred shareholders                  (44,813)                         (119,521)
----------------------------------------------------------------------------------------------------
Net increase in net assets resulting from
  operations applicable to common shares               $ 1,674,398                       $ 3,046,917
----------------------------------------------------------------------------------------------------
Distributions to Common Shareholders:
  From net investment income                           $  (931,026)                      $(1,847,879)
----------------------------------------------------------------------------------------------------
Total distributions to common
  shareholders                                         $  (931,026)                      $(1,847,879)
----------------------------------------------------------------------------------------------------
Capital Share Transactions:
  Reinvestment of distributions to
     common shareholders                               $     7,370                       $    70,402
----------------------------------------------------------------------------------------------------
  Net increase in net assets resulting from
     capital share transactions                        $     7,370                       $    70,402
----------------------------------------------------------------------------------------------------
Net increase in net assets                             $   750,742                       $ 1,269,440
----------------------------------------------------------------------------------------------------

Net Assets applicable to Common Shares:
----------------------------------------------------------------------------------------------------
At beginning of period                                 $31,996,455                       $30,727,015
----------------------------------------------------------------------------------------------------
At end of period, including undistributed
  net investment income of $660,623
  and $556,299, respectively                           $32,747,197                       $31,966,455
----------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.



The Massachusetts Health & Education Tax-Exempt Trust as of June 30, 2003

FINANCIAL STATEMENTS Cont'd

Financial Highlights

Selected data for a common share outstanding during each period

                                             Six Months
                                                  Ended
                                                June 30,                          Year Ended December 31,
                                                   2003      ---------------------------------------------------------------
                                             (Unaudited)        2002         2001           2000           1999         1998
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period (common shares)                        $ 13.76      $ 13.25      $ 13.17        $ 12.45       $  14.06      $ 13.90
----------------------------------------------------------------------------------------------------------------------------
Investment Operations
----------------------------------------------------------------------------------------------------------------------------
Net investment income                           $  0.46(d)   $  0.94(d)   $  0.94(a)(d)  $  0.90(d)    $  0.89(d)    $  0.88(d)
Net realized and unrealized gain
  (loss) on investments                            0.28         0.42         0.03           0.73         (1.63)         0.16
Distributions to preferred
  shareholders                                    (0.02)       (0.05)       (0.11)         (0.15)        (0.12)        (0.14)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations
  applicable to common shares                   $  0.72      $  1.31      $  0.86        $  1.48       $ (0.86)      $  0.90
----------------------------------------------------------------------------------------------------------------------------
Less Distributions to
  Common Shareholders
----------------------------------------------------------------------------------------------------------------------------
From net investment income                      $ (0.40)     $ (0.80)     $ (0.78)       $ (0.76)      $ (0.75)      $ (0.74)
----------------------------------------------------------------------------------------------------------------------------
Total distributions to Common
  Shareholders                                  $ (0.40)     $ (0.80)     $ (0.78)       $ (0.76)      $ (0.75)      $ (0.74)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period
  (Common shares)                               $ 14.08      $ 13.76      $ 13.25        $ 13.17       $ 12.45       $ 14.06
----------------------------------------------------------------------------------------------------------------------------
Per share market value, end of
  period (Common shares)                        $ 14.80      $ 13.48      $ 13.60        $ 12.75       $ 11.50       $14.875
----------------------------------------------------------------------------------------------------------------------------
Total investment return at
  Market Value                                   12.98%        5.10%       13.01%         17.78%       (18.23%)       12.05%
----------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to common
  shares, end of period (000 omitted)           $32,747      $31,996      $30,727        $30,500       $28,830       $32,503
Ratios: (as a percentage of
  average total net assets)
    Expenses                                      0.87%(e)     0.91%        0.91%          0.97%         0.97%         0.96%(c)
    Expenses, after custodian fee reduction       0.87%(e)     0.90%        0.90%          0.96%         0.96%         0.95%(c)
    Net investment income                         5.15%(e)     5.31%        5.31%(a)       5.33%         5.05%         4.79%(c)
Ratios: (as a percentage of
  average common net assets)
    Expenses (b)                                  1.14%(e)     1.20%        1.20%          1.30%         1.28%         1.25%(c)
    Expenses, after custodian
      fee reduction (b)                           1.14%(e)     1.19%        1.18%          1.29%         1.27%         1.24%(c)
    Net investment income (b)                     6.74%(e)     7.00%        7.02%(a)       7.16%         6.68%         6.27%(c)
Portfolio turnover rate                              5%          36%          13%             8%           32%           28%
----------------------------------------------------------------------------------------------------------------------------

The Financial Highlights summarize the impact of net investment income, gains (losses) and distributions on the Trust's net asset value per common share during the periods stated. Additionally, important relationships between certain financial statement items are expressed in ratio form.

The accompanying notes are an integral part of these financial statements.


The Massachusetts Health & Education Tax-Exempt Trust as of June 30, 2003

FINANCIAL STATEMENTS Cont'd

Financial Highlights

(a) The Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, and began accreting market discounts on debt securities. The effect of this change for the year ended December 31, 2001 was an increase in net investment income per common share of $0.01, a decrease in net realized and unrealized gains per common share of $0.01, an increase in the ratio of net investment income to average total net assets from 5.24% to 5.31% and an increase in the ratio of net investment income to average common assets from 6.93% to 7.02%. Per share data and ratios for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

(b) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average common net assets reflect the Trust's leveraged capital structure.

(c) Reflects expense waivers by the Administrator during the period. If the Trust had borne all expenses for the year ended December 31, 1998, net investment income per common share would have decreased by less than $0.01.

(d) Computed using average common shares outstanding throughout the period.

(e) Annualized

The accompanying notes are an integral part of these financial statements.

The Massachusetts Health & Education Tax-Exempt Trust as of June 30, 2003

NOTES TO FINANCIAL STATEMENTS

1  General Information and
   Significant Accounting Policies
------------------------------------------------------------------------
The Massachusetts Health & Education Tax-Exempt Trust (the "Trust") is an entity commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The Trust's investment objective is to earn a high level of current income exempt from regular Federal income taxes and Massachusetts personal income taxes consistent with preservation of capital. The Trust seeks to achieve its objective by investing primarily in Massachusetts "investment grade" tax-exempt obligations issued on behalf of not-for-profit health and education institutions.

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements, in accordance with accounting principles generally accepted in the United States of America.

Securities Valuation. Municipal securities are normally valued on the basis of valuations furnished from a pricing service. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Futures and options on futures contracts traded on an exchange will be valued at last settlement price. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees. In the event of unusual market disruptions affecting valuation, the Pricing Committee of the Trustees will be consulted.

Securities Transactions. Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined using the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. The securities so purchased are subject to market fluctuations during this period. To the extent that when-issued or delayed delivery purchases are outstanding, the Trust instructs the custodian to segregate assets in a separate account, with a current value at least equal to the amount of its purchase commitments.

Interest Income. Interest income is determined on the basis of interest accrued and discount earned, adjusted for amortization of premium or accretion of discounts on long term debt securities.

Federal Income Taxes. The Trust has complied and intends to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies by distributing all of its income, including any net realized gains from investments, to shareholders. Therefore, no federal income tax provision is required. In addition, the Trust intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal securities, which are exempt from regular federal and Massachusetts income taxes when received by the Trust, as exempt interest dividends.

At December 31, 2002, the Trust for federal income tax purposes had a capital loss carryover of $1,321,267, which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax. Such capital loss carryovers will expire on December 31, 2003 ($1,165,653), December 31, 2008 ($116,670) and December 31, 2009
($38,944).

Expense Reductions. Investors Bank & Trust Company (IBT) serves the Trust as its Custodian and Transfer Agent. Pursuant to its service agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Trust maintains with IBT. All significant credit balances used to reduce the Trust's custodian fee are reported as a reduction of expenses on the statement of operations.

Use of Estimates. The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

Interim Financial Information. The interim financial statements relating to June 30, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Trust's management, reflect all adjustments, consisting only of normal recurring adjustments necessary for the fair presentation of the financial statements.


2  Auction Preferred Shares
------------------------------------------------------------------------
The Trust currently has 200 Auction Preferred Shares outstanding. The Auction Preferred Shares are redeemable at the option of the Trust on any dividend payment date at the redemption price of $50,000 per share, plus an amount equal to any dividends accumulated on a daily basis unpaid through the redemption date (whether or not such dividends have been declared).

Under the Investment Company Act of 1940, the Trust is required to maintain asset coverage of at least 200% with respect to the Auction Preferred Shares as of the last business day of each month in which any Auction Preferred Shares are outstanding. Additionally, the Trust is required to meet more stringent asset coverage requirements under the terms of the Auction Preferred Shares and in accordance with the guidelines prescribed by the rating agency. Should these requirements not be met, or should dividends accrued on the Auction Preferred Shares not be paid, the Trust may be restricted in its ability to declare dividends to common shareholders or may be required to redeem certain of the Auction Preferred Shares. At June 30, 2003, there were no such restrictions on the Trust.


3  Distributions to Shareholders
------------------------------------------------------------------------
Distributions to common shareholders are recorded on the ex-dividend date and are paid on the last business day of each month. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. Each dividend payment period for the Auction Preferred Shares is generally seven days. The applicable dividend rate for the Auction Preferred Shares on June 30, 2003 was 0.516%. For the year six months ended June 30, 2003, the Trust paid dividends to Auction Preferred shareholders amounting to $44,813, representing an average APS dividend rate for such period of 0.90% (annualized).

The Trust distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in-capital. These differences primarily relate to expired capital loss carryforwards.


4  Investment Advisory Fees and
   Other Transactions with Affiliates
------------------------------------------------------------------------
The Trust has entered into an Advisory Agreement with Eaton Vance Management ("Eaton Vance"), under which Eaton Vance will furnish the Trust with investment research and advisory services. For the six months ended June 30, 2003, the fee paid for such services amounted to $73,846 and was equivalent to 0.35% (annualized) of the average daily net assets of the Trust, including net assets attributable to any Auction Preferred Shares outstanding.

In addition, the Trust also entered into an Administration Agreement with Eaton Vance, under which Eaton Vance will manage and administer the Trust's business affairs and, in connection therewith, furnish for use of the Trust, office space and all necessary office facilities, equipment, and personnel for administering the affairs of the Trust.
For the six months ended June 30, 2003, the fee paid for such services amounted to $31,462 and was equivalent to 0.15% (annualized) of the average daily net assets of the Trust, including net assets attributable to any Auction Preferred Shares outstanding.

Trustees who are not affiliates of Eaton Vance are eligible to receive an annual fee of $5,000 each.


5  Securities Transactions
------------------------------------------------------------------------
Purchases and sales (including maturities) of portfolio securities during the six months ended June 30, 2003, aggregated $3,044,003 and $2,023,468 respectively. There were no purchases and sales of short-term municipal securities during the six months ended June 30, 2003.

The identified cost and unrealized appreciation (depreciation) in value of the investments owned by the Trust at June 30, 2003, as computed for federal income tax purposes, were as follows:

Identified cost                                              $39,171,187
------------------------------------------------------------------------
Gross unrealized appreciation                                $ 3,186,078
Gross unrealized depreciation                                   (100,213)
------------------------------------------------------------------------
Net unrealized appreciation                                  $ 3,085,865
------------------------------------------------------------------------


6  Capital Transactions
------------------------------------------------------------------------
The Declaration of Trust allows the Trustees to issue an unlimited number of $0.01 par value shares of common stock. Transactions in common shares were as follows:

                                   Six Months Ended
                                      June 30, 2003           Year Ended
                                         (Unaudited)   December 31, 2002
------------------------------------------------------------------------
Beginning shares                          2,324,569            2,319,394
Shares issued pursuant to the Trust's
  dividend reinvestment plan                    518                2,421
------------------------------------------------------------------------
Ending shares                             2,325,087            2,324,569
------------------------------------------------------------------------


7  Annual Meeting of Shareholders
------------------------------------------------------------------------
The Trust held its annual meeting of Shareholders on May 13, 2003. 2,324,569 common shares and 200 Auction Preferred Shares (APS) were outstanding on March 17, 2003, the record date for shares eligible to vote at the meeting. 2,010,275 (86.47% of the record date common shares) and 190 APS shares (95.00% of the record date APS shares) were represented at the meeting. The following actions were taken by the shareholders:

The election of James F. Carlin III, Thomas H. Green, III, Thomas J. Fetter, Walter B. Prince, Edward M. Murphy and James M. Storey as
Trustees of the Trust. Messrs. Carlin and Green were designated the Nominees that will represent the APS shareholders:

                                       Number of
Nominees for Trustee                      Shares
Elected by APS Shareholders          Affirmative          Withheld
------------------------------------------------------------------------
James F. Carlin III                          190                --
Thomas H. Green, III                         190                --

                                       Number of
Nominees for Trustee                      Shares
Elected by All Shareholders          Affirmative          Withheld
------------------------------------------------------------------------
Thomas J. Fetter                       1,994,361            15,913
Edward M. Murphy                       1,997,361            12,913
Walter B. Prince                       1,997,361            12,913
James M. Storey                        1,996,761            13,513


8  Engagement of New Independent Auditors
------------------------------------------------------------------------
On March 4, 2003, upon the recommendation of its Audit Committee, the Board of Trustees of the Trust approved the engagement of Deloitte & Touche, LLP as the Trust's independent auditors for fiscal year 2003, replacing PricewaterhouseCoopers LLP ("PWC"). The change was effective March 17, 2003. During the two previous fiscal years, PWC's reports on the Trust's financial statements did not contain an adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope or accounting principles. Further, there were no disagreements with PWC on any matter of accounting principle or practices, financial statement disclosure, or auditing scope or procedure.

The Massachusetts Health & Education Tax-Exempt Trust as of June 30, 2003

OTHER INFORMATION

From time to time in the future, the Trust may effect redemptions and/or repurchases of its Auction Preferred Shares as provided in the applicable constituent instruments or as agreed upon by the Trust and holders of Auction Preferred Shares. The Trust would generally effect such redemptions and/or repurchases to the extent necessary to maintain applicable asset coverage requirements.

The Massachusetts Health & Education Tax-Exempt Trust

INVESTMENT MANAGEMENT

The Massachusetts Health & Education Tax-Exempt Trust


Officers

Thomas J. Fetter, CFA
President and Trustee

Robert B. MacIntosh, CFA
Vice President and
Portfolio Manager

James M. Wall
Secretary

Kristin S. Anagnost
Treasurer


Board of Trustees

Walter B. Prince, Esq., Chairman

James F. Carlin III

Thomas H. Green, III, Esq.

Edward M. Murphy

James M. Storey, Esq.

THIS PAGE INTENTIONALLY LEFT BLANK.

THIS PAGE INTENTIONALLY LEFT BLANK.

Investment Advisor and Administrator
Eaton Vance Management
The Eaton Vance Building
255 State Street
Boston, MA 02109

Custodian, Transfer Agent,
Dividend Disbursing Agent and Registrar
Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116


EATON VANCE FUNDS
EATON VANCE MANAGEMENT
BOSTON MANAGEMENT AND RESEARCH
EATON VANCE DISTRIBUTORS, INC.

PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

* Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

* None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

* Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

For more information about Eaton Vance's privacy policies, call: 1-800-262-1122


The Massachusetts Health & Education Tax-Exempt Trust
The Eaton Vance Building
255 State Street
Boston, MA 02109
1-800-225-6265


278-8/03     MHEFASRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling
1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant's Board has designated William H. Park, an independent trustee, as its audit committee financial expert.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for
Closed-End Management Investment Companies

The registrant's Board has adopted a proxy voting policy and procedure (the "Fund Policy"), pursuant to which the Trustees have delegated proxy voting responsibility to the registrant's investment adviser and adopted the investment adviser's proxy voting policies and procedures (the "Policies") which are described below. The Trustees will review the registrant's proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the registrant's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the registrant, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board's Special Committee except as contemplated under the Fund Policy. The Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The investment adviser will generally support company management on proposals relating to environmental and social policy issues and on matters regarding the state of organization of the company. On all other matters, the investment adviser will take management's proposals under advisement but will consider each matter in light of the guidelines set forth in the Policies. Except in the instance of routine matters related to corporate administration which are not expected to have a significant economic impact on the company or its shareholders (on which the investment adviser will routinely vote with management), the investment adviser will review each matter on a case-by-case basis and reserves the right to deviate from the Policies guidelines when it believes the situation warrants such a deviation.
The Policy includes voting guidelines for matters relating to, among other things, the election of directors, approval of independent auditors, executive compensation, corporate structure and anti-takeover defenses. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the registrant's shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the registrant by maintaining a list of significant existing and prospective corporate clients. The investment adviser's personnel responsible for reviewing and voting proxies on behalf of the registrant will report any proxy received or expected to be received from a company included on that list to the investment adviser's general counsel or chief equity investment officer. The general counsel or chief equity investment officer will determine if a conflict exists. If a conflict does exist, the proxy will either be voted strictly in accordance with the Policy or the investment adviser will seek instruction on how to vote from the Board.

Effective August 31, 2004, information on how the registrant voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 will be available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

Item 8. [Reserved]

Item 9. Controls and Procedures

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10. Exhibits

(a)(1)      Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)   Treasurer's Section 302 certification.
(a)(2)(ii)  President's Section 302 certification.
(b)         Combined Section 906 certification.


Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Massachusetts Health & Education Tax-Exempt Trust

By: /s/ Thomas J. Fetter
    ---------------------------
    Thomas J. Fetter
    President

Date: August 18, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Kristin S. Anagnost
    ---------------------------
    Kristin S. Anagnost
    Treasurer

Date: August 18, 2003


By: /s/ Thomas J. Fetter
    ---------------------------
    Thomas J. Fetter
    President

Date: August 18, 2003